SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
	2012				2011
In millions of dollars, except per share amounts	Fourth	Third	Second	First	Fourth	Third	Second	First
Revenues, net of interest expense	$17,917	$13,703	$18,387	$19,121	$16,918	$20,551	$20,372	$19,490
Operating expenses	13,709	12,092	11,994	12,179	13,053	12,284	12,758	12,155
Provisions for credit losses and for benefits and claims	3,113	2,620	2,696	2,900	2,748	3,238	3,275	3,098
Income from continuing operations before income taxes	$1,095	$(1,009)	$3,697	$4,042	$1,117	$5,029	$4,339	$4,237
Income taxes (benefits)	(214)	(1,494)	718	997	105	1,286	986	1,198
Income from continuing operations	$1,309	$485	$2,979	$3,045	$1,012	$3,743	$3,353	$3,039
Income (loss) from discontinued operations, net of taxes	(85)	8	7	12	(14)	—	50	32
Net income before attribution of noncontrolling interests	$1,224	$493	$2,986	$3,057	$998	$3,743	$3,403	$3,071
Noncontrolling interests	28	25	40	126	42	(28)	62	72
Citigroup’s net income	$1,196	$468	$2,946	$2,931	$956	$3,771	$3,341	$2,999
Earnings per share (1)(2)

Basic
Income from continuing operations	$0.42	$0.15	$0.98	$0.98	$0.32	$1.27	$1.11	$1.01
Net income	0.39	0.15	0.98	0.98	0.32	1.27	1.12	1.02

Diluted
Income from continuing operations	0.41	0.15	0.95	0.95	0.32	1.23	1.08	0.98
Net income	0.38	0.15	0.95	0.95	0.31	1.23	1.09	0.99
Common stock price per share (2)
High	$40.17	$34.79	$36.87	$38.08	$34.17	$42.88	$45.90	$51.30
Low	32.75	25.24	24.82	28.17	23.11	23.96	36.81	43.90
Close	39.56	32.72	27.41	36.55	26.31	25.62	41.64	44.20
Dividends per share of common stock	0.01	0.01	0.01	0.01	0.01	0.01	0.01	—

This Note to the Consolidated Financial Statements is unaudited due to the Company’s individual quarterly results not being subject to an audit.

(1)   Due to averaging of shares, quarterly earnings per share may not add up to the totals reported for the full year.

(2)   All per-share amounts for all periods reflect Citigroup’s 1-for-10 reverse stock split, which was effective May 6, 2011.